Significant Accounting Policies and Recent Accounting Pronouncements, Vessels Deprecation (Predecessor) (Details)	Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Vessels' Depreciation [Abstract]
Estimated useful life	25 years